Financial investments (Details Narrative)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Certificado De Deposito Interbancario [Member]
IfrsStatementLineItems [Line Items]
Average yield of financial investments	101.57%	98.95%